UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund

Semi-Annual Report to Shareholders

CLIFFORD CAPITAL PARTNERS FUND

For the six months ended March 31, 2017
(unaudited)

Clifford Capital Partners Fund

Semi-Annual Report for the period October 1, 2016–March 31, 2017

We hope that this letter finds you all well. We are grateful for your investment in the Clifford Capital Partners Fund (“the Fund”) and thank you for your support.

Invitation to Visit the Fund Website at www.cliffordcapfund.com.
As the Fund continues to grow, we want to communicate with all shareholders, including those of you who may have purchased the Fund through brokerage accounts, where we often cannot reach you directly. As such, we invite you to bookmark the Fund website, where you may find our most recent commentary and other information relevant to the Fund. In addition to quarterly reports, we may post additional commentary that we hope you’ll find instructive for your investment in the Fund. We also welcome your feedback on how we may serve you better: contact information is also found on the Fund website.

Fund Performance

	Semi- Annual Return (10/01/16 – 03/31/17)	One-Year Return	3-Year Return, Annualized	Total Return, Since Inception (01/30/14)	Total Return, Annualized Since Inception

Institutional Class (CLIFX)	8.71%	26.35%	11.04%	48.56%	13.31%
Investor Class (CLFFX)	8.62%	26.06%	10.83%	47.70%	13.11%
Russell 3000® Value Index[1]	10.44%	19.97%	8.58%	35.50%	10.08%

(Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 628-4077. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.)

1 The Russell 3000® Value Index is a market-capitalization-weighted equity index which is designed to measure performance of Russell 3000® Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

The Fund produced a solid return over the 6-month period ending March 31, 2017, but underperformed its benchmark due to a relatively weak start to 2017 after robust results in the final quarter of 2016. The Fund was, as of the period end, ahead of the Russell 3000® Value Index by about 6% over the past 12 months. The Fund’s underperformance in recent months was primarily driven by a handful of underperforming stocks without many strong outperformers, while the reverse was true over the past 12 months.

In addition to stock specific performance (our primary focus), the Fund’s performance in early 2017 was also driven by some prevailing winds in the market that went against us, as large cap stocks (particularly large cap growth) performed very well, while small cap value stocks lagged. Given the Fund’s overweight position in smaller companies, where we currently see more value, this was a headwind to our performance versus our benchmark to begin the year, even though this same dynamic provided a strong benefit in 2016. At March 31, roughly 22% of the Fund was invested in small cap value stocks (companies with market capitalization less than $2 billion), versus less than a 5% weighting in the Fund’s Russell 3000® Value Index benchmark. We remain enthusiastic about the Fund’s small cap holdings and are comfortable with the Fund’s weighting in them.

As an example of the divergence in the fortunes of growth vs. value, and large vs. small stocks, the Russell 1000® Growth Index2 (a proxy for large cap growth stocks) outperformed the Russell 2000® Value Index3 (a proxy for small cap value stocks) by about 9% during the first quarter (+8.91% vs. -0.13%, respectively). This was in strong contrast to the fourth quarter of 2016, when the Russell 2000® Value Index outperformed the Russell 1000® Growth Index by 13% (+14.06% vs. 1.01%, respectively). These large deviations in such short time periods are the biggest swings we’ve witnessed in the Fund’s history.

While the stock market—and the subsets of various stocks within it—will fluctuate (like a yo-yo sometimes!), we will continue to simply look for the best long-term bargains we can find within the marketplace, while managing the portfolio to optimize risk adjusted performance. On this quest for value, we seek undervalued stocks without regard to market capitalization. We believe this “All Cap” approach provides a competitive advantage over the long term because we are not constrained to invest only in companies of a certain size. As any angler can attest, the fish don’t always bite in the same spots, so we are thankful for the opportunity to cast our line in the entire lake.

2 The Russell 1000® Growth Index is a market-capitalization-weighted equity index which is designed to measure performance of the Russell 1000® Index companies, respectively, with higher price-to-book ratios and higher forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

3 The Russell 2000® Value Index is a market-capitalization-weighted equity index which is designed to measure performance of the Russell 2000® Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

We feel confident about our ability to find bargains in the stock market, even though we won’t always be in the market’s “hot spot”. We believe the Fund is valued slightly more attractively at the end of March than it was at the end of December and it is well positioned for long term success.

Popularity Contests
Our investment philosophy is predicated upon the idea that stocks often trade at bargain prices because of recurring short term centric investor (and trader) sentiment and behaviors—usually some sort of overreaction to short term events that lead a stock to become out of favor. Whether we are looking to buy a high-quality Core stock, or a deeply undervalued Contrarian stock, we always seek buying opportunities where expectations are irrationally low, leading to a stock price that is trading well below a reasonable estimate of what it’s worth. When you see a new holding in the Fund, the odds are high that it will be unpopular or relatively obscure – often the very reasons that led to the investment opportunity.

This sounds like a relatively simple task, but it’s a difficult one. For one, these out of favor stocks aren’t going to win any popularity contests, and it “feels better” to own popular stocks, so it’s psychologically difficult to invest this way. These companies are usually going through some sort of short term difficulty that we believe is transitory and not permanent. If we are wrong, the mistakes often look obvious in hindsight (“didn’t you know that ‘XYZ’ stock was a dog to begin with?!”) and make us look and feel a bit unclever (a much kinder word than what we often hear!).

To combat these psychological difficulties, we need strong conviction in our fundamental analysis and we also require a significant discount to what we think a stock is worth, providing cushion in case a firm’s operations perform worse than we expect or investor/trader sentiment doesn’t improve as quickly as we expect. Perhaps most importantly, we also are willing to take a patient long-term view (3-5 years) for our investment thesis to play out, which we believe is rare in today’s short-term focused market environment.

Ultimately, we believe that the rewards of a contrarian-minded investment philosophy are well worth the potential pitfalls. We believe low expectations are a bargain seeking investor’s best ally. While it’s likely that the Fund’s holdings won’t win any popularity contests (especially when we first buy them), we think buying stocks when they are temporarily out of favor is a great way to provide strong risk-adjusted returns over the long term to you, our shareholders. As shareholders ourselves, we will continue striving to produce pleasing long term returns by adhering to our disciplined long term value investment philosophy.

Final Comments
Thank you for your investment in the Fund. We have high conviction in the Fund’s stocks and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA
Principal and Portfolio Manager
Clifford Capital Partners, LLC

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (800) 628-4077, or by going to the Clifford Capital Partners website at www.cliffordcapfund.com and clicking on the “Prospectus” link. Read it carefully before investing.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2017 and are subject to change at any time.

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
March 31, 2017
(unaudited)

	Shares	Fair Value

COMMON STOCKS – 82.74%

CONSUMER DISCRETIONARY – 9.01%
Abercrombie & Fitch Co.	18,980	$226,431
Build-A-Bear Workshop, Inc.*	28,490	252,137
Target Corp.	7,858	433,683
Urban Outfitters. Inc.*	9,733	231,256

		1,143,507

CONSUMER STAPLES – 4.50%
Avon Products, Inc.*	47,123	207,341
The Proctor & Gamble Co.	2,296	206,296
Wal-Mart Stores, Inc.	2,176	156,846

		570,483

ENERGY – 2.81%
Cloud Peak Energy, Inc.*	21,793	99,812
Devon Energy Corp.	6,140	256,161

		355,973

FINANCIALS – 15.25%
American Express Co.	6,033	477,271
CIT Group Inc.	11,518	494,468
CVB Financial Corp.	12,788	282,487
First Hawaiian, Inc.	10,742	321,401
Westamerica Bancorporation	6,447	359,936

		1,935,563

HEALTH CARE MANUFACTURING – 8.58%
Johnson & Johnson	2,109	262,676
Landauer, Inc.	8,671	422,711
Teva Pharmaceutical Industries Ltd.	12,570	403,371

		1,088,758

INDUSTRIALS – 13.90%
C. H. Robinson Worldwide, Inc.	3,808	294,320
The Dun & Bradstreet Corp.	3,159	340,983
Fastenal Co.	7,219	371,779
KLX Inc.*	6,633	296,495
Stericyle, Inc.*	5,552	460,205

		1,763,782

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2017
(unaudited)

	Shares	Fair Value

INFORMATION TECHNOLOGY – 22.43%
Cisco Systems, Inc.	8,375	$283,075
Diebold Nixdorf, Inc.	9,641	295,979
Dolby Laboratories Inc. - Class A	6,945	363,987
eBay Inc.*	12,991	436,108
EVERTEC Inc.	28,192	448,253
International Business Machines Corp.	2,067	359,947
MasterCard Inc. - Class A	2,564	288,373
Xcerra Corp.*	41,752	371,175

		2,846,897

TELECOMMUNICATION SERVICES – 3.10%
Lumos Networks Corp.*	22,258	393,967

UTILITIES – 3.16%
Exelon Corp.	11,138	400,745

TOTAL COMMON STOCKS – 82.74%
(Cost: $9,492,600)		10,499,675

MONEY MARKET FUND – 17.42%
Federated Institutional Prime Obligations Fund 0.89%**	2,210,886	2,210,886

(Cost: $2,210,886)

TOTAL INVESTMENTS – 100.16%
(Cost: $11,703,486)		12,710,561
Liabilities in excess of other assets – (0.16)%		(20,309)

NET ASSETS – 100.00%		$12,690,252

* Non-Income producing.
** Effective 7 day yield as of March 31, 2017.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $11,703,486) (Note 1)	$12,710,561
Receivable for capital stock sold	45
Dividends and interest receivable	5,122

TOTAL ASSETS	12,715,728

LIABILITIES
Accrued investment management fees	25,328
Accrued 12b-1 fees	148

TOTAL LIABILITIES	25,476

NET ASSETS	$12,690,252

Net Assets Consist of:
Paid-in-capital applicable to 894,845 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$11,549,574
Accumulated net investment income (loss)	11,531
Accumulated net realized gain (loss) on investments	122,072
Net unrealized appreciation (depreciation) of investments	1,007,075

Net Assets	$12,690,252

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares:
Net Assets	$12,385,268
Shares Outstanding	873,285
Net Asset Value	$14.18

Investor Class Shares:
Net Assets	$304,984
Shares Outstanding	21,560
Net Asset Value	$14.15

REDEMPTION PRICE PER SHARE INCLUDING REDEMPTION FEE OF 2%	$13.87

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF OPERATIONS
For the six months ended March 31, 2017 (unaudited)

INVESTMENT INCOME
Dividends	$65,196
Interest	4,185

Total investment income	69,381

EXPENSES
Investment management fees (Note 2)	42,087
12B-1 and servicing fees Investor Class (Note 2)	299

Total expenses	42,386

Net investment income (loss)	26,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	402,484
Net increase (decrease) in unrealized appreciation (depreciation) of investments	251,283

Net realized and unrealized gain (loss) on investments	653,767

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$680,762

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENTS OF CHANGES IN NET ASSETS(1)

	For the six months ended March 31, 2017 (unaudited)	Period January 1, 2016 to September 30, 2016(1)	Year ended December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$26,995	$21,435	$46,309
Net realized gain (loss) on investments	402,484	(45,105)	(234,167)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	251,283	864,181	(307,546)

Increase (decrease) in net assets from operations	680,762	840,511	(495,404)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(44,946)	–	(35,445)
Investor Class	(1,308)	–	(1,510)
Net realized gain
Institutional Class	–	–	(34,257)
Investor Class	–	–	(1,388)

Decrease in net assets from distributions	(46,254)	–	(72,600)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	10,588,005	911,369	2,011,419
Investor Class	45,350	104,538	75,031
Distributions reinvested
Institutional Class	44,946	–	69,702
Investor Class	1,308	–	2,898
Shares redeemed
Institutional Class	(3,335,488)	(271,318)	(1,398,581)
Investor Class	(28,960)	–	(94,541)

Increase (decrease) in net assets from capital stock transactions	7,315,161	744,589	665,928

NET ASSETS
Increase (decrease) during period	7,949,669	1,585,100	97,924
Beginning of period	4,740,583	3,155,483	3,057,559

End of period*	$12,690,252	$4,740,583	$3,155,483

*Includes undistributed net investment income (loss) of:	$11,531	$30,790	$9,355

(1) On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

	For the six months ended March 31, 2017 (unaudited)		Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014

Net asset value, beginning of period	$13.08		$10.40		$11.86	$10.00

Investment activities
Net investment income (loss)(1)	0.03		0.05		0.11	0.13
Net realized and unrealized gain (loss) on investments	1.10		2.63		(1.32)	1.91

Total from investment activities	1.13		2.68		(1.21)	2.04

Distributions
Net investment income	(0.06)		–		(0.13)	(0.05)
Net realized gain	–		–		(0.12)	(0.13)

Total distributions	(0.06)		–		(0.25)	(0.18)

Net asset value, end of period	$14.15		$13.08		$10.40	$11.86

Total Return	8.62%	**	25.77%	**	(10.22% )	20.42%	**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.10%	*	1.10%	*	1.10%	1.10%	*
Net investment income (loss)	0.38%	*	0.61%	*	0.98%	1.19%	*
Portfolio turnover rate	12.37%	**	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$305		$264		$123	$164

* Annualized
** Not annualized
*** Commencement of operations
(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	For the six months ended March 31, 2017 (unaudited)		Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014

Net asset value, beginning of period	$13.11		$10.40		$11.83	$10.00

Investment activities
Net investment income (loss)(1)	0.04		0.07		0.14	0.13
Net realized and unrealized gain (loss) on investments	1.10		2.64		(1.33)	1.92

Total from investment activities	1.14		2.71		(1.19)	2.05

Distributions
Net investment income	(0.07)		–		(0.12)	(0.09)
Net realized gain	–		–		(0.12)	(0.13)

Total distributions	(0.07)		–		(0.24)	(0.22)

Net asset value, end of period	$14.18		$13.11		$10.40	$11.83

Total Return	8.71%	**	26.06%	**	(10.04% )	20.51%	**

Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	0.90%	*	0.90%	*	0.90%	0.90%	*
Net investment income (loss)	0.58%	*	0.81%	*	1.20%	1.30%	*
Portfolio turnover rate	12.37%	**	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$12,385		$4,477		$3,033	$2,894

* Annualized
** Not annualized
*** Commencement of operations
(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Clifford Capital Partners Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company and was established in January, 2014 as a series of another registered investment company (the “predecessor trust”). On February 6, 2016, the Fund was reorganized from a series of the predecessor trust into the Trust.

On February 18, 2016 the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end be changed to September 30.

The objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$10,499,675	$–	$–	$10,499,675
Money Market Funds	2,210,886	–	–	2,210,886

	$12,710,561	$–	$–	$12,710,561

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2017.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2017, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed within 60 days of purchase. Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. For the six months ended March 31, 2017, management fees earned amounted to $42,087, of which $25,328 was owed to the Adviser.

The Fund has adopted a Shareholder Services Plan (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate Financial Intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay the annual rate of 0.20% of the average daily net assets of the Fund’s Investor Class Shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund. For the six months ended March 31, 2017, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Investor Class	12b-1	$299

Certain officers of the Trust are also officers and/or directors of First Dominion Capital Corp. (“FDCC”) and Commonwealth Fund Services, Inc. (“CFS”). Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended March 31, 2017, were as follows:

Purchases	Sales

$6,373,298	$969,521

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2017, the period January 1, 2016 through September 30, 2016 and the year ended December 31, 2015 was as follows:

	Six Months ended March 31, 2017 (unaudited)	Period January 1, 2016 to September 30, 2016	Year ended December 31, 2015

Distributions paid from:
Ordinary income	$46,254	$–	$72,600

As of March 31, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six Months ended March 31, 2017 (unaudited)

Accumulated net investment income (loss)	$11,531
Accumulated net realized gain (loss)	122,072
Net unrealized appreciation (depreciation) on investments	1,007,075

$1,140,678

As of September 30, 2016, the Fund has a $8,001 capital loss carryforward that may be carried forward indefinitely and retains the character of long-term capital loss.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

As of March 31, 2017, the cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$11,703,486	1,308,796	(301,721)	$1,007,075

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Six months ended March 31, 2017 (unaudited)

	Institutional Class	Investor Class

Shares sold	765,085	3,373
Shares reinvested	3,154	92
Shares redeemed	(236,445)	(2,067)

Net increase (decrease)	531,794	1,398

Period January 1, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	76,018	8,345
Shares reinvested	–	–
Shares redeemed	(26,010)	–

Net increase (decrease)	50,008	8,345

Year ended December 31, 2015

	Institutional Class	Investor Class

Shares sold	170,900	6,485
Shares reinvested	6,625	276
Shares redeemed	(130,576)	(8,762)

Net increase (decrease)	46,949	(2,001)

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CLIFFORD CAPITAL PARTNERS FUND FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2016, and held for the six months ended March 31, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CLIFFORD CAPITAL PARTNERS FUND – continued FUND EXPENSES (unaudited)

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/17
Institutional Class Actual	$1,000	$1,087.10	0.90%	$4.67
Institutional Class Hypothetical**	$1,000	$1,020.50	0.90%	$4.52
Investor Class Actual	$1,000	$1,086.20	1.10%	$5.71
Investor Class Hypothetical**	$1,000	$1,019.50	1.10%	$5.52

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent period divided by 365 days in the current year.

**	5% return before expenses.

Investment Adviser:
Clifford Capital Partners, LLC
40 Shuman Boulevard, Suite 256
Naperville, Illinois 60563

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.     CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2017

* Print the name and title of each signing officer under his or her signature.